CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) (Q1) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash flows from operating activities:
Net income (loss)	$ 417,000	$ (2,262,000)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Gain on note repurchase	(1,573,000)	0
Non-cash interest expense	108,000	0
Depreciation and amortization	54,000	66,000
Discount amortization on convertible note	0	259,000
Amortization of debt financing costs	116,000	0
Stock-based compensation	195,000	162,000
Bad debt expense	87,000	169,000
Accrued interest on convertible notes	117,000	22,000
Amortization of operating lease right of use assets	90,000	123,000
Change in fair value of warrants	3,000	153,000
Changes in operating assets and liabilities:
Accounts receivable	(351,000)	(448,000)
Prepaid expenses and other current assets	305,000	474,000
Contract assets	18,000	10,000
Accounts payable and other liabilities	(1,505,000)	363,000
Deferred payroll tax credits	0	1,442,000
Operating lease liabilities	39,000	(126,000)
Deferred revenue	2,000	(28,000)
Net cash provided by (used in) operating activities	(1,878,000)	379,000
Cash flows from investing activities:
Purchase of convertible note	0	(3,000)
Purchases of property and equipment	(59,000)	(9,000)
Net cash used in investing activities	(59,000)	(12,000)
Cash flows from financing activities:
Proceeds from issuance of convertible notes	6,400,000	0
Repayment of convertible notes	(2,895,000)	(1,457,000)
Proceeds from issuance of term notes	1,600,000	0
Repayment of short-term cash advance	(730,000)	0
Repayment of related party payable	(540,000)	0
Cost of convertible and term note issuance	(561,000)	0
Proceeds from exercise of stock options	0	113,000
Net cash provided by (used in) financing activities	3,274,000	(1,344,000)
Net increase (decrease) in cash and cash equivalents	1,337,000	(977,000)
Cash and cash equivalents at beginning of period	331,000	3,546,000
Cash and cash equivalents at end of period	1,668,000	2,569,000
Supplemental cash flows disclosures
Interest paid	589,000	132,000
Common stock issued for services rendered relating to debt financing	37,000	0
Accrued cost of debt issuance	319,000	0
Obtaining a right-of-use asset in exchange for a lease liability	$ 2,781,000	$ 0